                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY  10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roger B. Gorham
Title: Senior Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:


/s/ Roger B. Gorham                      New York, NY   May 11, 2011
-------------------------------------   -------------   ------------
[Signature]                             [City, State]      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           62
Form 13F Information Table Value Total:   $1,569,198
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ----
2                            RSUI Indemnity Company
3                            Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/11

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- ------------- --------- --------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                                                      DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                TITLE OF               VALUE     SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER            CLASS       CUSIP    (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- ------------- --------- --------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
COOPER INDUSTRIES PLC        SHS           G24140108       811     12,500  SH                  X       2      X
EVEREST RE GROUP LTD         COM           G3223R108   103,612  1,175,000  SH             X            3      X
PARTNERRE LTD                COM           G6852T105     5,943     75,000  SH             X            2      X
AT&T INC                     COM           00206R102     1,837     60,000  SH                  X       2      X
AGILENT TECHNOLOGIES INC     COM           00846U101     1,343     30,000  SH                  X       2      X
AMERICAN EXPRESS CO          COM           025816109     1,582     35,000  SH                  X       2      X
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR 03524A108     5,260     92,000  SH             X            1      X
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR 03524A108    14,750    258,000  SH             X            2      X
ANNALY CAP MGMT INC          COM           035710409    52,350  3,000,000  SH             X            2      X
APPLIED MATLS INC            COM           038222105     1,093     70,000  SH                  X       2      X
AUTODESK INC                 COM           052769106     1,103     25,000  SH                  X       2      X
AUTOMATIC DATA PROCESSING IN COM           053015103     1,026     20,000  SH                  X       2      X
BARRICK GOLD CORP            COM           067901108    10,849    209,000  SH             X            1      X
BARRICK GOLD CORP            COM           067901108    53,519  1,031,000  SH             X            2      X
BARRICK GOLD CORP            COM           067901108    13,497    260,000  SH             X            3      X
BERKSHIRE HATHAWAY INC DEL   CL B          084670207     1,673     20,000  SH                  X       2      X
BOEING CO                    COM           097023105     1,109     15,000  SH                  X       2      X
CHUBB CORP                   COM           171232101     1,839     30,000  SH                  X       2      X
COCA COLA CO                 COM           191216100     1,990     30,000  SH                  X       2      X
CONOCOPHILLIPS               COM           20825C104    10,382    130,000  SH             X            1      X
CONOCOPHILLIPS               COM           20825C104    31,944    400,000  SH             X            2      X
CONOCOPHILLIPS               COM           20825C104    95,832  1,200,000  SH             X            3      X
COSTCO WHSL CORP NEW         COM           22160K105     1,833     25,000  SH                  X       2      X
COVANTA HLDG CORP            COM           22282E102         2        124  SH             X            1      X
DEERE & CO                   COM           244199105     2,907     30,000  SH                  X       2      X
DEVON ENERGY CORP NEW        COM           25179M103    73,416    800,000  SH             X            2      X
DEVON ENERGY CORP NEW        COM           25179M103     9,177    100,000  SH             X            3      X
DISNEY WALT CO               COM DISNEY    254687106     1,939     45,000  SH                  X       2      X
DU PONT EI DE NEMOURS & CO   COM           263534109     1,924     35,000  SH                  X       2      X
EMERSON ELEC CO              COM           291011104     2,045     35,000  SH                  X       2      X
EXXON MOBIL CORP             COM           30231G102   609,943  7,250,000  SH        X                 1      X
EXXON MOBIL CORP             COM           30231G102    65,621    780,000  SH             X            2      X
FEDEX CORP                   COM           31428X106    24,791    265,000  SH             X            2      X
FEDEX CORP                   COM           31428X106     4,678     50,000  SH             X            3      X
GENERAL ELECTRIC CO          COM           369604103     1,003     50,000  SH                  X       2      X
GLOBAL INDS LTD              COM           379336100       999    102,000  SH             X            1      X
GLOBAL INDS LTD              COM           379336100     1,938    198,000  SH             X            2      X
HESS CORP                    COM           42809H107    19,598    230,000  SH             X            1      X
HESS CORP                    COM           42809H107    52,830    620,000  SH             X            2      X
HESS CORP                    COM           42809H107    12,782    150,000  SH             X            3      X
HEWLETT PACKARD CO           COM           428236103     1,229     30,000  SH                  X       2      X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/11

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- ------------- --------- --------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                                                      DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                TITLE OF               VALUE     SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER            CLASS       CUSIP    (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- ------------- --------- --------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
HOME DEPOT INC               COM           437076102       741     20,000  SH                  X       2      X
INTEL CORP                   COM           458140100     1,715     85,000  SH                  X       2      X
INTERNATIONAL BUSINESS MACHS COM           459200101     1,957     12,000  SH                  X       2      X
JPMORGAN CHASE & CO          COM           46625H100     1,383     30,000  SH                  X       2      X
JOHNSON AND JOHNSON          COM           478160104     1,481     25,000  SH                  X       2      X
KELLOGG CO                   COM           487836108     1,350     25,000  SH                  X       2      X
LAUDER ESTEE COS INC         CL A          518439104     1,927     20,000  SH                  X       2      X
LILLY ELI & CO               COM           532457108     1,759     50,000  SH                  X       2      X
LOEWS CORP                   COM           540424108     1,077     25,000  SH                  X       2      X
MEDTRONIC INC                COM           585055106     1,771     45,000  SH                  X       2      X
MICROSOFT CORP               COM           594918104     2,158     85,000  SH             X            2      X
NEWMONT MINING CORP          COM           651639106     8,078    148,000  SH             X            1      X
NEWMONT MINING CORP          COM           651639106    46,502    852,000  SH             X            2      X
NEWMONT MINING CORP          COM           651639106    10,916    200,000  SH             X            3      X
NEWS CORP                    CL A          65248E104     1,231     70,000  SH                  X       2      X
NOBLE ENERGY INC             COM           655044105     1,933     20,000  SH                  X       2      X
NORDSTROM INC                COM           655664100     1,346     30,000  SH                  X       2      X
NOVARTIS AG                  SPONSORED ADR 66987V109     1,359     25,000  SH                  X       2      X
OCCIDENTAL PETE CORP DEL     COM           674599105    19,331    185,000  SH             X            1      X
OCCIDENTAL PETE CORP DEL     COM           674599105    56,425    540,000  SH             X            2      X
OCCIDENTAL PETE CORP DEL     COM           674599105    28,735    275,000  SH             X            3      X
PACCAR INC                   COM           693718108     1,047     20,000  SH                  X       2      X
PENTAIR INC                  COM           709631105       756     20,000  SH                  X       2      X
PHILIP MORRIS INTL INC       COM           718172109       984     15,000  SH                  X       2      X
PROCTER & GAMBLE CO          COM           742718109     1,848     30,000  SH                  X       2      X
SPDR GOLD TRUST              GOLD SHS      78463V107     6,713     48,000  SH             X            2      X
SPDR GOLD TRUST              GOLD SHS      78463V107    21,259    152,000  SH             X            2      X
SCHLUMBERGER LTD             COM           806857108     2,332     25,000  SH                  X       2      X
SEABRIGHT INSURANCE HLDGS IN COM           811656107       564     55,000  SH             X            1      X
SEABRIGHT INSURANCE HLDGS IN COM           811656107     1,486    145,000  SH             X            2      X
SEABRIGHT INSURANCE HLDGS IN COM           811656107     6,150    600,000  SH             X            3      X
SIGMA ALDRICH CORP           COM           826552101     1,273     20,000  SH                  X       2      X
SYSCO CORP                   COM           871829107     1,108     40,000  SH                  X       2      X
3M CO                        COM           88579Y101     2,057     22,000  SH                  X       2      X
US BANCORP DEL               COM NEW       902973304       661     25,000  SH                  X       2      X
UNITED PARCEL SERVICE INC    CL B          911312106    14,864    200,000  SH             X            2      X
UNITED PARCEL SERVICE INC    CL B          911312106     7,432    100,000  SH             X            3      X
WAL MART STORES INC          COM           931142103     1,822     35,000  SH                  X       2      X
WASHINGTON POST CO           CL B          939640108       875      2,000  SH                  X       2      X
WELLS FARGO & CO NEW         COM           949746101       793     25,000  SH                  X       2      X
GRAND TOTAL                                          1,569,198 23,318,624